John Hancock Exchange-Traded Fund Trust

601 Congress Street

Boston, MA  02210

October 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Exchange-Traded Fund Trust (the “Trust”)
File Nos. 333-183173 and 811-22733

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the six series of the Trust (the “Funds”).

The interactive data files included as exhibits to this filing relate to the prospectuses filed with the Securities and Exchange Commission on September 24, 2015 on behalf of the Funds pursuant to Rule 497(c) (Accession No. 0001133228-15-004911), which are incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-3872.

Sincerely,

/s/ Kinga Kapuscinski
Kinga Kapuscinski
Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document